SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Assets, Contract Liabilities and Refund liability (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Contract Cost
Amortization on Contract cost	¥ 700	¥ 17,800
Impairment loss on contract costs	0	0
Contract assets
Contract assets	1,142,192	780,174
Allowance	(164,141)	(153,435)
Contract assets, net	978,051	626,739	$ 137,756
Movement of allowance for contract assets
Balance at beginning of the year	153,435	350,686
Allowance for contract assets	196,426	110,888
Write-off	(185,720)	(308,139)
Balance at end of the year	164,141	153,435
Deferred revenue
Revenue recognized that was included in opening deferred revenue	¥ 65,500	¥ 2,100